Long-Term Investments	12 Months Ended
Dec. 31, 2013
Long-Term Investments

8. LONG-TERM INVESTMENTS

As of December 31, 2012 and 2013, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership		December 31
	2012	2013	2012	2013
			US$	US$
Cost method:
Cashido Corp. (Cashido)	2.1%	2.1%	104	104
Vastview Technology, Corp. (Vastview)	3.9%	2.9%	74	29

			178	133

In July 2001, the Company invested in the common stock of Cashido. At the time of our investment, Cashido manufactured flash memory storage devices. Cashido currently focuses on the manufacture of computer accessories and ozone based sterilization devices.

In December 2006 and February 2007, the Company invested US$3,360 thousand in the common stock of Vastview. Vastview is a fabless semiconductor company that develops and markets driver ICs and other ICs for the TFT-LCD industry. In September 2009, Vastview reduced 70% of its share capital and distributed US$ 808 thousand to the Company. In March and December 2010, the Company recognized an impairment loss of US$73 thousand and US$27 thousand, respectively, in its investment in Vastview. In April 2013, Vastview reduced 33.33% of its share capital and distributed US$46 thousand to the Company.

The Company accounts for these investments using the cost method. These investments are evaluated for impairment on an annual basis or as circumstances warrant. The Company believed there was no other than temporary impairment for the years ended December 31, 2011, 2012 and 2013, respectively.